Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 830,000
Previously Paid Amount	0.00
Total Fee Amount	114.62
Total Offset Amount	0.00
Net Fee	114.62
Narrative - Max Aggregate Offering Price	$ 830,000
Final Prospectus	true